Note 11 - Mineral Property Interests (Details Textual) $ in Thousands				1 Months Ended			12 Months Ended
	Feb. 29, 2024 CAD ($) shares	Dec. 22, 2022 CAD ($) shares	Dec. 12, 2022	Dec. 31, 2023 CAD ($) shares	Nov. 30, 2023 CAD ($) shares	Apr. 30, 2020 CAD ($)	Dec. 31, 2024 CAD ($) ha	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 17, 2025	Mar. 31, 2024 shares	Aug. 16, 2023 CAD ($)	Jan. 25, 2023 CAD ($)
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets							$ 0	$ 1,350	$ 4,479
Financial assets at fair value through profit or loss				$ 1,166			4,421	1,166
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities							$ 0	125	$ 310
Financial assets, marketable securities [member] | Benz Mining Corp [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets					$ 1,725
Sirios Resources Inc [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Ownership interest, percentage	10.90%						9.90%
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares	30,392,372											1,514,000
Ophir Gold Corp [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets								$ 880
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares				3,500,000				3,500,000
Benz Mining Corp [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares				1,237,216				1,237,216
Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture							49.978%
Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	100.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 3,000
Eleonore South Joint Venture (ESJV) [member] | Transaction costs [member]
Statement Line Items [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 30
Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	100.00%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture								100.00%	100.00%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	49.978%							49.978%	49.978%
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Fury Gold Mines Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture								50.022%	50.022%
Option contract [member] | Financial assets, marketable securities [member] | Benz Mining Corp [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets					1,746
Financial assets at fair value through profit or loss					396
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities					$ 1,350
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares					1,237,216
Option contract [member] | Ophir Gold Corp [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss		$ 625		$ 130				$ 130
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities		$ 50		$ 75
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares		2,500,000		1,000,000				1,000,000
Eastmain and Ruby Hills mining properties [member] | Benz Mining Corp [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Ownership interest, percentage					75.00%
Eastmain and Ruby Hills mining properties [member] | Benz Mining Corp [member] | Financial assets, marketable securities [member] | Other disposals of assets [member]
Statement Line Items [Line Items]
Ownership interest, percentage											75.00%
Radis property [member] | Financial assets, marketable securities [member] | Ophir Gold Corp [member]
Statement Line Items [Line Items]
Ownership interest, percentage			100.00%
Percentage of royalty interests			2.00%
Contractual commitments for acquisition of intangible assets														$ 1,500
Term of contract (Year)			3 years
Mia project [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss													$ 468
QUEBEC
Statement Line Items [Line Items]
Number of properties							12
QUEBEC | Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Number of mineral claims							282
QUEBEC | Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture								49.978%
QUEBEC | Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Fury Gold Mines Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture								50.022%
QUEBEC | Eleonore South Joint Venture (ESJV), West block [member]
Statement Line Items [Line Items]
Number of mineral claims							34
QUEBEC | Eleonore South Joint Venture (ESJV), South block [member]
Statement Line Items [Line Items]
Number of mineral claims							248
QUEBEC | Mining, Eau Claire property [member]
Statement Line Items [Line Items]
Ownership interest, percentage							100.00%
Area of properties (Hectare) | ha							23,000
QUEBEC | Eastmain mining property [member]
Statement Line Items [Line Items]
Number of mineral claims							152
QUEBEC | Eastmain mining property [member] | Benz Ming Corp [member]
Statement Line Items [Line Items]
Ownership interest, percentage					75.00%	25.00%				75.00%
Liabilities arising from exploration for and evaluation of mineral resources										$ 3,500
Proceeds from disposal of exploration and evaluation assets					$ 1,350
Financial assets at fair value through profit or loss					$ 396
QUEBEC | Eastmain mining property [member] | Benz Ming Corp [member] | Option contract [member]
Statement Line Items [Line Items]
Income arising from exploration for and evaluation of mineral resources										$ 2,320
QUEBEC | Eastmain mining property [member] | Benz Ming Corp [member] | Receivable Contingent on closing of project financing [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets						$ 1,000
QUEBEC | Eastmain mining property [member] | Benz Ming Corp [member] | Receivable contingent on commencement of commercial production [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets						$ 1,500
QUEBEC | Ruby Hill mining properties [member] | Benz Ming Corp [member]
Statement Line Items [Line Items]
Ownership interest, percentage						100.00%
QUEBEC | Eastmain and Ruby Hills mining properties [member] | Benz Ming Corp [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of royalty interests						1.00%
QUEBEC | Eastmain and Ruby Hills mining properties [member] | Benz Ming Corp [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of royalty interests						2.00%
NUNAVUT | Committee Bay property [member]
Statement Line Items [Line Items]
Ownership interest, percentage	100.00%						100.00%
Area of properties (Hectare) | ha							250,000
Percentage of royalty interests							1.00%
Percentage of royalty interests, additional							1.50%
Area of properties subjected to 1.5 percent net smelter royalty (Hectare) | ha							7,596
Contractual commitments for acquisition of intangible assets							$ 2,000
NUNAVUT | Gibson MacQuoid [member]
Statement Line Items [Line Items]
Area of properties (Hectare) | ha							51,622